STATEMENTS OF STOCKHOLDERS' EQUITY (USD $)		Common Stock		Additional Paid-in Capital	Accumulated Deficit	Total
Beginning Balance, Amount at Dec. 31, 2008		$ 453	[1]	$ 656,528	$ 95,361	$ 561,620
Beginning Balance, Shares at Dec. 31, 2008	[1]	4,534,870
Net loss					(326,170)	(326,170)
Ending Balance, Amount at Dec. 31, 2009		453	[1]	656,528	421,531	235,450
Ending Balance, Shares at Dec. 31, 2009	[1]	4,534,870
Net loss					(69,400)	(69,400)
Ending Balance, Amount at Dec. 31, 2010		$ 453	[1]	$ 656,528	$ 490,931	$ 166,050
Ending Balance, Shares at Dec. 31, 2010	[1]	4,534,870

[1]	The number of shares outstanding at September 30, 2011, December 31, 2010 and 2009, reflects the effects of the Company's reorganization, via merger, into a Delaware corporation on July 15, 2011.